(13) Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense Benefit
	2019	2018
Current	$ -	$ -
Deferred	$ -	$ -
Total tax provisions	$ -	$ -

Effective income tax rate with the statutory income tax rate
	2019	2018
U.S. Federal statutory income tax rate	(21)%	(21)%
State income tax, net of federal benefit	(1.83)%	(1.83)%
Other temporary differences, net	-	-
Valuation allowance	22.6%	22.6%
	0.0%	0.0%

Net deferred tax assets and liabilities
	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$ 145,392	$ 64,309
Stock based compensation	35,398	182
Other	4,906	-
Total	185,696	64,491
Deferred tax liabilities:	(11,376)	-
Less: valuation allowance	(174,320)	(64,491)
Net deferred tax assets	$ -	$ -